Reverse Capitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Capitalization [Abstract]
Summary of Ordinary Shares Issued

The number of Genius ordinary shares issued immediately following the consummation of the Merger was:

dMY Class A common stock outstanding prior to the Merger	27,600,000
Less: redemption of dMY shares	1,296

Genius ordinary shares issued to dMY Class A common stockholders	27,598,704
Genius ordinary shares issued to dMY Class B common stockholders	6,900,000
Genius ordinary shares issued to PIPE Investors	33,000,000

Total Genius ordinary shares issued in connection with the Merger and PIPE Investment	67,498,704
Genius ordinary shares converted from legacy Maven Topco shares (1)	100,137,777

Total Genius ordinary shares issued immediately after the Merger	167,636,481

(1)
Includes 79,587,346 Genius ordinary shares converted from existing classes of shares of Maven Topco and 20,550,431 Genius ordinary shares related to vested rollover Incentive Securities. See Note 15
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Stock-based Compensation
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r further details.